Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock shares authorized	1,873,423	1,873,423
Common stock shares issued	1,873,423	1,873,423
Common stock shares outstanding	1,873,423	1,873,423
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares authorized	218,561,319	218,561,319
Temporary equity shares issued	218,561,319	218,561,319
Temporary Equity, Shares Outstanding	218,561,319	218,561,319
Common Stock Class A One
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	1,568,702	1,568,702
Common stock shares issued	1,568,702	1,568,702
Common stock shares outstanding	1,568,702	1,568,702
Common Stock Class A Two
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	158,778	158,778
Common stock shares issued	158,778	158,778
Common stock shares outstanding	158,778	158,778
Common Stock Class A Three
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	145,943	145,943
Common stock shares issued	145,943	145,943
Common stock shares outstanding	145,943	145,943